Shareholders' Equity - Additional Information (Details) - USD ($)			12 Months Ended
	Aug. 11, 2023	Aug. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Increase in additional paid-in capital					$ 2,000,000
Cash distributions per common share		$ 260,417	$ 0	$ 260,417	$ 0
Total cash distribution paid	$ 25,000,000			$ 25,000,000
Class A
Class of Stock [Line Items]
Common shares, shares authorized			500	500
Common share, shares issued			96	96
Common shares, shares outstanding			96	96
Class B
Class of Stock [Line Items]
Common shares, shares authorized			7,999,500	7,999,500
Common share, shares issued			0	0
Common shares, shares outstanding			0	0